Exhibit 99.1
Ford Credit Auto Lease Trust 2017-A
Monthly Investor Report

Transaction Month	10	Payment Date	January 16, 2018
Collection Period	December, 2017

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-208514-04 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2017-A Reference Pool Balance		$1,126,132,554.08	$930,746,949.84	$904,820,863.14	0.8034763
Total Note Balance		$1,000,000,000.00	$776,466,789.93	$750,540,703.23	0.7505407

Total Overcollateralization		$126,132,554.08	$154,280,159.91	$154,280,159.91

2017-A Exchange Note Balance		$1,030,927,835.05	$811,706,807.44	$785,780,720.74	0.7622073
2017-A Exchange Note Overcollateralization		$95,204,719.03	$119,040,142.40	$119,040,142.40

Overcollateralization			Beginning of Period	End of Period
2017-A Reference Pool Balance as a % of Total Note Balance			119.87%	120.56%
2017-A Reference Pool Balance as a % of 2017-A Exchange Note Balance			114.67%	115.15%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	1.10000%	$170,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	1.56000%	$200,000,000.00	$173,233,394.96	$160,270,351.61	0.8013518
Class A-2b Notes*	1.61703%	$200,000,000.00	$173,233,394.97	$160,270,351.62	0.8013518
Class A-3 Notes	1.88000%	$242,000,000.00	$242,000,000.00	$242,000,000.00	1.0000000
Class A-4 Notes	2.02000%	$90,000,000.00	$90,000,000.00	$90,000,000.00	1.0000000
Class B Notes	2.28000%	$50,700,000.00	$50,700,000.00	$50,700,000.00	1.0000000
Class C Notes	2.69000%	$47,300,000.00	$47,300,000.00	$47,300,000.00	1.0000000
Total		$1,000,000,000.00	$776,466,789.93	$750,540,703.23	0.7505407

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,963,043.35	$64.82	$225,203.41	$1.13	$13,188,246.76	$65.95
Class A-2b Notes	$12,963,043.35	$64.82	$248,998.75	$1.24	$13,212,042.10	$66.06
Class A-3 Notes	$0.00	$0.00	$379,133.33	$1.57	$379,133.33	$1.57
Class A-4 Notes	$0.00	$0.00	$151,500.00	$1.68	$151,500.00	$1.68
Class B Notes	$0.00	$0.00	$96,330.00	$1.90	$96,330.00	$1.90
Class C Notes	$0.00	$0.00	$106,030.83	$2.24	$106,030.83	$2.24
Total	$25,926,086.70	$25.93	$1,207,196.32	$1.21	$27,133,283.02	$27.13

II. POOL INFORMATION

2017-A Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,106,125,094.47	$930,746,949.84	$686,698,930.81
Change	$(32,333,545.08)	$(25,926,086.70)	$(9,583,007.69)
End of Period	$1,073,791,549.39	$904,820,863.14	$677,115,923.12
Residual Portion of Securitization Value as % of Securitization Value at end of period			74.83%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	47,870	4,704	43,166	781	42,385

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				15.8	15.0

Ford Credit Auto Lease Trust 2017-A
Monthly Investor Report

Transaction Month	10	Payment Date	January 16, 2018
Collection Period	December, 2017

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		300	$6,304,101.08	0.70%
61 - 90 Days Delinquent		30	$597,498.89	0.07%
91- 120 Days Delinquent		6	$122,883.31	0.01%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		336	$7,024,483.28	0.78%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0796%
Delinquency Trigger Occurred				No

		Current Period	Cumulative
Prepayment Speed		0.37%	0.43%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$15,930,445.81
plus: Payoffs				$5,368,649.03
plus: Other (including extension fees, excess charges, etc.)				$252,458.00
minus: Payaheads				$(755,735.79)
plus: Payahead Draws				$962,839.99
plus: Advances				$1,242,026.18
minus: Advance Reimbursement Amounts				$(633,562.70)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$9,511,957.40
plus: Recoveries				183,076.86
Total Collections				$32,062,154.78

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$32,062,154.78

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$775,622.46	$775,622.46	$31,286,532.32	$0.00
2017-A Exchange Note Interest Payment	$1,948,096.34	$1,948,096.34	$29,338,435.98	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$29,338,435.98	$0.00
Reserve Account Deposit	$0.00	$0.00	$29,338,435.98	$0.00
2017-A Exchange Note Principal Payment	$25,926,086.70	$25,926,086.70	$3,412,349.28	$0.00
Shared Amounts	$0.00	$0.00	$3,412,349.28	$0.00
Excess Exchange Note Collections	$3,412,349.28	$3,412,349.28	$0.00	$0.00
Total	$32,062,154.78	$32,062,154.78	$0.00	$0.00

Ford Credit Auto Lease Trust 2017-A
Monthly Investor Report

Transaction Month	10	Payment Date	January 16, 2018
Collection Period	December, 2017

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2017-A Exchange Note Interest Payment				$1,948,096.34
2017-A Exchange Note Principal Payment				$25,926,086.70
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Collections				$3,412,349.28

Total				$31,286,532.32

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$31,286,532.32	$0.00
Administration Fee	$6,470.56	$6,470.56	$31,280,061.76	$0.00
Class A-1 Interest	$0.00	$0.00	$31,280,061.76	$0.00
Class A-2a Interest	$225,203.41	$225,203.41	$31,054,858.35	$0.00
Class A-2b Interest	$248,998.75	$248,998.75	$30,805,859.60	$0.00
Class A-3 Interest	$379,133.33	$379,133.33	$30,426,726.27	$0.00
Class A-4 Interest	$151,500.00	$151,500.00	$30,275,226.27	$0.00
Total Class A Interest	$1,004,835.49	$1,004,835.49		$0.00
First Priority Principal Payment	$0.00	$0.00	$30,275,226.27	$0.00
Class B Interest	$96,330.00	$96,330.00	$30,178,896.27	$0.00
Second Priority Principal Payment	$0.00	$0.00	$30,178,896.27	$0.00
Class C Interest	$106,030.83	$106,030.83	$30,072,865.44	$0.00
Specified Reserve Deposit	$0.00	$0.00	$30,072,865.44	$0.00
Regular Principal Payment	$25,926,086.70	$25,926,086.70	$4,146,778.74	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$4,146,778.74	$0.00
Remaining Funds to Holder of Residual Interest	$4,146,778.74	$4,146,778.74	$0.00	$0.00
Total	$31,286,532.32	$31,286,532.32	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,007,801.99
plus: Additional Advances				$1,242,026.18
minus: Advance Reimbursement Amounts				$(633,562.70)
End of Period Advance Balance				$3,616,265.47

Payaheads
Beginning of Period Payahead Balance				$2,136,801.92
plus: Additional Payaheads				$755,735.79
minus: Payahead Draws				$(962,839.99)
End of Period Payahead Balance				$1,929,697.72

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$5,630,662.77
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$5,630,662.77
Memo: Required Reserve Amount				$5,630,662.77

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$154,280,159.91
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$154,280,159.91

Ford Credit Auto Lease Trust 2017-A
Monthly Investor Report

Transaction Month	10	Payment Date	January 16, 2018
Collection Period	December, 2017

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	161	1,429	$3,540,399.54	$33,283,128.76
Standard Terminations	64	375	$1,279,181.81	$7,451,810.44
Total Retained	225	1,804	$4,819,581.35	$40,734,939.20

Returned Vehicles
Early Terminations	196	1,468	$3,573,602.41	$26,690,064.50
Standard Terminations	327	1,995	$5,839,217.26	$35,392,731.98
Total Returned	523	3,463	$9,412,819.67	$62,082,796.48

Charged Off / Repossessed Vehicles	30	206	$719,027.01	$4,392,558.80
Removals by Servicer and Other	3	12	$48,125.75	$223,431.86
Total Terminations	781	5,485	$14,999,553.78	$107,433,726.34

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	637	3,402	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			66.97%	63.14%
Early Termination Rate (Early Terminations / Total Terminations)			45.71%	52.82%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$5,245,922.04
plus: Payahead draws			$322,767.89
minus: Unreimbursed Advances			$(24,435.60)
minus: Securitization Value of Retained Vehicles			$(4,819,581.35)
Total	225	1,804	$724,672.98	$6,292,321.21
Gain (Loss) Per Retained Vehicle			$3,220.77	$3,487.98

Gain (Loss) on Returned Vehicles
Customer Payments			$456,877.81
plus: Net Sale Proceeds			$9,010,094.48
plus: Payahead Draws			$69,852.13
minus: Unreimbursed Advances			$(29,471.27)
minus: Securitization Value of Returned Vehicles			$(9,412,819.67)
Total	523	3,463	$94,533.48	$2,913,381.60
Gain (Loss) Per Returned Vehicle			$180.75	$841.29

Credit Gain (Loss) Charged Off / Repo Vehicles	30	206	$(213,616.92)	$(1,202,787.77)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(7,120.56)	$(5,838.78)
Recoveries	233		$100,013.25	$474,153.27

Total Gain (Loss) -- Net of Recoveries	778	5,473	$705,602.79	$8,477,068.31
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$906.94	$1,548.89

Removals by Servicer and Other	3	12

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$9,010,094.48
plus: Excess Wear and Use and Excess Mileage Assessed			$220,040.40
minus: Residual Portion of Securitization Value			$(8,990,134.87)
Total	523	3,463	$240,000.01	$3,847,943.67
Residual Gain (Loss) Per Returned Vehicle			$458.89	$1,111.16

Ford Credit Auto Lease Trust 2017-A
Monthly Investor Report

Transaction Month	10	Payment Date	January 16, 2018
Collection Period	December, 2017

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	1.55%
Second Prior Collection Period	1.43%
Prior Collection Period	1.34%
Current Collection Period	0.92%
Four Month Average (Current and Prior Three Collection Periods)	1.31%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	0.75%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.14%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.